Accumulated Other Comprehensive Income (Loss) (Reclassification Of Significant Items Out Of Accumulated OCI) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	¥ (303,520)	[1]	¥ (155,957)	[1]	¥ (19,384)	[1]
Interest income on Loans, including fees	(1,663,742)		(1,577,770)		(1,595,097)
Other non-interest expenses	317,939		369,497		307,582
Income before income tax expense	(1,420,443)		(1,415,871)		(849,942)
Income tax expense	337,917		296,020		429,191
Net of tax	(1,082,526)		(1,119,851)		(420,751)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense	(153,642)
Income tax expense	58,728
Net of tax	(94,914)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other	(25)
Income before income tax expense	(215,553)
Income tax expense	81,778
Net of tax	(133,775)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Investment Securities [Member] | Net Gains On Sales And Redemptions Of Securities Available-For-Sale [Member]

Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	(218,150)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Investment Securities [Member] | Impairment Losses On Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	2,622
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Derivatives Qualifying For Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other	78
Income before income tax expense	(4,211)
Income tax expense	1,654
Net of tax	(2,557)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Derivatives Qualifying For Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees	(4,289)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial loss	34,525	[2]
Prior service cost	(11,705)	[2]
Loss on settlements and curtailment, and other	41,699	[2]
Income before income tax expense	64,519
Income tax expense	(23,806)
Net of tax	40,713
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	1,603
Income before income tax expense	1,603
Income tax expense	(898)
Net of tax	¥ 705

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥11,704 million, ¥7,457 million and ¥2,321 million; Other comprehensive income-net by ¥2,078 million, ¥872 million and ¥284 million; Total credit losses by ¥13,782 million, ¥8,329 million and ¥2,605 million, March 31, 2012, 2013 and 2014, respectively.
[2]	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 13 for more information.